Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 884	$ 1,068
Cost of revenues	(140)	(151)
Gross profit	744	917
Research and development expenses	(2,633)	(2,043)
Sales and marketing expenses	(1,463)	(1,061)
General and administrative expenses	(1,087)	(1,231)
Operating loss	(4,439)	(3,418)
Financing income (expenses), net	45	244
Loss before taxes on income	(4,394)	(3,174)
Taxes on income	(10)	(11)
Net loss and comprehensive loss for the period	$ (4,404)	$ (3,185)
Basic net loss per share (in Dollars per share)	$ (0.28)	$ (0.21)
Diluted net loss per share (in Dollars per share)	$ (0.28)	$ (0.21)
Weighted average number of Ordinary Shares outstanding used in computing basic net loss per share (in Shares)	15,529,854	15,520,204
Weighted average number of Ordinary Shares used in computing diluted net loss per share (in Shares)	15,529,854	15,520,204